Leases (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property as 'property, plant and equipment' with the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2023	2024
Opening balance	11,618	13,931
Additions to right-of-use assets	7,530	3,792
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	202	109
Derecognition of right-of-use assets	(1,245)	(22)
Depreciation charged during the year	(3,220)	(3,767)
Effect of movements in foreign exchange rates	(954)	(198)
Closing Balance	13,931	13,845

Summary of Amounts Recognised in Statement of Profit or Loss

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2022	2023	2024
Interest on lease liabilities (refer note 16)	1,569	1,554	1,783
Depreciation on right-of-use assets (refer note 18)	3,064	3,220	3,767

Schedule of Amounts Recognised in Statement of Cash Flows	iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2022	2023	2024
Total cash outflows for leases (principal + interest)	3,340	3,969	4,888